Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	CAPITAL INCOME BUILDER
Central Index Key	0000811968
Amendment Flag	false
Document Creation Date	Dec. 31, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
CAPITAL INCOME BUILDER® | Class A
Risk/Return:
Trading Symbol	CAIBX
CAPITAL INCOME BUILDER® | Class R-1
Risk/Return:
Trading Symbol	RIRAX
CAPITAL INCOME BUILDER® | Class R-2
Risk/Return:
Trading Symbol	RIRBX
CAPITAL INCOME BUILDER® | Class R-3
Risk/Return:
Trading Symbol	RIRCX
CAPITAL INCOME BUILDER® | Class R-4
Risk/Return:
Trading Symbol	RIREX
CAPITAL INCOME BUILDER® | Class R-5
Risk/Return:
Trading Symbol	RIRFX
CAPITAL INCOME BUILDER® | Class B
Risk/Return:
Trading Symbol	CIBBX
CAPITAL INCOME BUILDER® | Class C
Risk/Return:
Trading Symbol	CIBCX
CAPITAL INCOME BUILDER® | Class F-1
Risk/Return:
Trading Symbol	CIBFX
CAPITAL INCOME BUILDER® | Class 529-A
Risk/Return:
Trading Symbol	CIRAX
CAPITAL INCOME BUILDER® | Class 529-B
Risk/Return:
Trading Symbol	CIRBX
CAPITAL INCOME BUILDER® | Class 529-C
Risk/Return:
Trading Symbol	CIRCX
CAPITAL INCOME BUILDER® | Class 529-E
Risk/Return:
Trading Symbol	CIREX
CAPITAL INCOME BUILDER® | Class 529-F-1
Risk/Return:
Trading Symbol	CIRFX
CAPITAL INCOME BUILDER® | Class F-2
Risk/Return:
Trading Symbol	CAIFX
CAPITAL INCOME BUILDER® | Class R-6
Risk/Return:
Trading Symbol	RIRGX